LONG-	12 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
LONG-

NOTE 8 – LONG-TERM INVESTMENTS, NET

Equity investment using the measurement alternative
Balance as of June 30, 2023	$1,516,900
Foreign currency translation adjustments	(3,300)
Balance as of June 30, 2024	1,513,600
Additions	19,000,000
Foreign currency translation adjustments	143,152
Balance as of June 30, 2025	20,656,752
Impairment	(13,965,855)
Foreign currency translation adjustments	724,454
Balance as of June 30, 2026	$7,415,351

Equity investments using the measurement alternative include the following items:

(1)	In November 2018, the Company entered into an equity investment agreement to invest $1,179,200 (RMB8.0 million) into Dogness Network for 10% of the ownership interest in Dogness Network, in which the Company does not have significant influence and accounted for such investment using measurement alternative. As Dogness Network was deregistered on April 20, 2026, the Company recorded a full impairment loss of $1,144,000 (RMB8.0 million) for the year ended June 30, 2026.

(2)	In November 2018, the Company entered into an equity investment agreement to invest $442,200 (RMB3.0 million) into Linsun Smart Technology Co., Ltd (“Linsun”) for 13% of the ownership interest in Linsun, in which the Company does not have significant influence and accounted for such investment using measurement alternative. As of June 30, 2026, the Company believes there is no material market environment change or any other factor indicating the fair value of this investment was less than carrying value.

(3)

On May 17, 2025, the Company entered into an equity investment agreement to acquire a 19.5% equity interest in an unrelated private entity - Dogness Intelligent Technology Co., Ltd. (“DITC”) from its original owners for consideration consisting of (a) issuance of the Company’s 250,000 Class A common shares, (b) issuance of 1,550,000 pre-funded warrants to purchase the Company’s Class A common shares and (c) issuance of up to 2,000,000 maximum eligibility warrants to purchase the Company’s Class A common shares. The fair value of such consideration was determined at $19,000,000 assessed by an independent valuation firm. In DITC, the Company does not have significant influence and accounted for such investment using measurement alternative.

During the year ended June 30, 2026, the Company and the original owners of DITC renegotiated certain terms of the original equity investment transaction in light of a significant decline in the Company’s share price and other circumstances arising subsequent to the original transaction. Pursuant to an amendment agreement subsequently entered into by the parties on August 6, 2026 (the “Amendment”), the Company’s equity interest in DITC was reduced from 19.5% to 6.735%. The Company determined the decline in fair value of its equity investment in DITC is other-than-temporary and therefore estimated and recorded an impairment loss of $12,821,855 for the year ended June 30, 2026.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)